Revenues (Tables)	12 Months Ended
Dec. 31, 2020
Revenues [Abstract]
Summary of Revenue
The revenues as of December 31, 2020, 2019 and 2018, are summarized as follows:

	2020	2019	2018
Maritime
Parcel tankers	$340,767	$287,140	$312,305
Maritime administration services	131,136	159,772	187,426
Shipyard	100,864	164,917	138,517
Bulk carrier	85,085	162,897	144,664
Tugboats	-	81,707	70,037
Offshore vessels	93,373	12,072	56,506

Ports and terminals
Port services	41,659	90,144	101,688
Shipping agencies	27,530	79,695	64,283

Logistics, warehousing and other businesses
Repair of containers	196,584	211,171	234,534
Warehousing	139,042	171,867	160,991
Intermodal terminal	41,794	49,157	47,581
Automotive services	5,447	5,144	4,534
Total consolidated revenue	$1,203,281	$1,475,683	$1,523,066